Stockholders' Equity (Details) $ / shares in Units, $ in Thousands					1 Months Ended			9 Months Ended		12 Months Ended
	Jul. 28, 2021 USD ($) $ / shares shares	Jun. 03, 2021 USD ($) shares	Jun. 02, 2021 USD ($) $ / shares shares	Mar. 19, 2021 $ / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	Mar. 29, 2022 USD ($) shares	Jul. 16, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Dec. 17, 2021 USD ($) shares	Apr. 09, 2021 shares	Dec. 31, 2020 shares	Aug. 04, 2020 $ / shares shares	Apr. 21, 2020 shares
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized								200,000,000		200,000,000	200,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized								20,000,000		20,000,000	20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001
Repurchase outstanding (in Dollars) | $																$ 25,000
Purchase shares of common stock	3,000									24,584
Total purchase price (in Dollars) | $										$ 2,000,000
Common stock, shares issued								2,109,398		2,104,558	2,127,747
Common stock, shares outstanding								2,109,398		2,104,558	2,127,747
Voting rights										one
Shares of common stock sold			1,822,222
Shares of common stock issued			1				1,052,248
Stock price (in Dollars per share) | $ / shares	$ 155		$ 112.5
Total gross proceeds (in Dollars) | $			$ 205,000
Exercise of warrants							21,045
Shares granted						1,395
Number of new directors						2
New directors valued (in Dollars) | $						$ 70
Purchased shares of common stock					24,584
Acquired shares (in Dollars) | $					$ 2,000,000
Average cost of per share (in Dollars per share) | $ / shares					$ 81.5
Remaining issuable shares										11,000,000
Stock option exercise price (in Dollars per share) | $ / shares	$ 155
Vest annuall percentage	25.00%
Vest annuall period	4 years
Estimated fair market value (in Dollars) | $	$ 300
Expected term	6 years 3 months
Exercise price (in Dollars per share) | $ / shares	$ 155
Volatility percentage	77.65%
Risk-free rate	1.00%
Stock options forfeited shares										3,709
Stock-based compensation expense related (in Dollars) | $										$ 200	$ 300
Unrecognized compensation cost related to non-vested stock options (in Dollars) | $										$ 200
Expected recognized years										2 years 7 months 6 days
Weighted average remaining contractual life										3 years 4 months 24 days
Total intrinsic value (in Dollars) | $
Purchase shares				8,000															1,111
Exercise price per share (in Dollars per share) | $ / shares				$ 600															$ 562.5
Number of investors				2
Common stock, shares outstanding								2,109,398		2,104,558
Stock options forfeited								750
Stock-based compensation expense (in Dollars) | $								$ 72	$ 193	$ 179	$ 879
Weighted average remaining life of warrants								2 years 8 months 1 day
Intrinsic value of warrants (in Dollars) | $
Equity Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Reserved shares of common stock for issuance																				555,000
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001
Common stock, shares outstanding								2,109,398	2,104,558	2,104,558	2,127,747	2,109,398	2,109,398	2,104,558	2,129,142			122,224
Shares of common stock issued			117,920
Proceeds from warrants exercises (in Dollars) | $							$ 2,400
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Reserved shares of common stock for issuance																1,000,000	555,000
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Reserved shares of common stock for issuance																11,000,000	1,000,000
Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Purchase shares of common stock			40,000
Shares of common stock issued			1
Purchase price per share (in Dollars per share) | $ / shares			$ 0.0465
Public Offering [Member]
Stockholders' Equity (Details) [Line Items]
Purchase shares			1,862,222
Exercise price per share (in Dollars per share) | $ / shares			$ 112.5
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued										2,104,558	2,127,747
Common stock, shares outstanding										2,104,558	2,127,747
Directors and Officers [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares of common stock		4,336
Aggregate shares of common stock, value (in Dollars) | $		$ 600
Stock Options [Member]
Stockholders' Equity (Details) [Line Items]
Weighted average remaining contractual life										8 years 7 months 6 days
Total intrinsic value (in Dollars) | $
Stock Options [Member]
Stockholders' Equity (Details) [Line Items]
Stock-based compensation expense (in Dollars) | $								$ 200
Unrecognized compensation cost (in Dollars) | $								$ 30
Non vested stock option recognized period								3 years 3 months 18 days
Weighted average remaining term								9 years 3 months 3 days
Intrinsic value (in Dollars) | $
Underwriter [Member]
Stockholders' Equity (Details) [Line Items]
Purchase shares of common stock			40,000
Total gross proceeds (in Dollars) | $			$ 4,500
Purchase price per share (in Dollars per share) | $ / shares			$ 104.16
Purchase of additional warrants			2,000,000
Additional shares			2,000,000
Net proceeds (in Dollars) | $										$ 194,400